Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 735.4	$ 738.7	$ 720.0
Operating costs and expenses
Net fuel cost	2.5	2.4	0.5
Utilities Operating Expense, Purchased Power	250.6	301.3	289.8
Utilities Operating Expense, Maintenance and Operations	183.0	139.7	156.5
Depreciation and amortization	70.8	74.5	75.3
Taxes, Miscellaneous	77.7	73.1	76.3
Fixed-asset impairment (Note 14)	0.0	0.0	66.3
Gain (Loss) on Sale of Assets and Asset Impairment Charges, excluding Discontinued Operations	0.1	0.2	(0.5)
Gain (Loss) on Disposition of Business	0.0	12.4	0.0
Costs and Expenses	584.7	603.6	597.9
Operating Income (Loss)	150.7	135.1	122.1
Other income / (expense), net
Interest expense	(26.0)	(27.3)	(30.5)
Loss on early extinguishment of debt	0.0	(0.6)	(1.1)
Other income	(0.4)	(2.8)	(2.0)
Other expense, net	(26.4)	(30.7)	(33.6)
Income / (loss) from continuing operations before income tax	124.3	104.4	88.5
Income tax expense / (benefit) from continuing operations	(0.6)	17.7	31.1
Net income / (loss) from continuing operations	124.9	86.7	57.4
Income / (loss) from discontinued operations before income tax	0.0	0.0	(56.3)
Income tax expense / (benefit) from discontinued operations	0.0	0.0	(15.9)
Net income / (loss) from discontinued operations	0.0	0.0	(40.4)
Net loss	124.9	86.7	$ 17.0
THE DAYTON POWER AND LIGHT COMPANY [Member]
Revenues	$ 735.4	$ 738.7